March 2, 2007

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Municipal Funds, Inc.
- Dreyfus High Yield Municipal Bond Fund
Registration Statement File No. 33-42162: 811-6377
CIK No. 878092

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 28 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2007.

Very truly yours,

/s/ Joanna Krzyzanowska
Joanna Krzyzanowska